Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Elevation Series Trust
Entity Central Index Key	0001936157
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000260041
Shareholder Report [Line Items]
Fund Name	RIVERNORTH MARKET NEUTRAL ETF
Trading Symbol	RNMN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RiverNorth Market Neutral ETF (formerly known as the RiverNorth Enhanced Pre-Merger SPAC ETF) (the "Fund" or "RNMN") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/rnmn/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/rnmn/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Market Neutral ETF	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/rnmn/ for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	RiverNorth Market Neutral ETF - NAV	ICE BofA US Broad Market Index	ICE BofA US Treasuries 0-3 Years Index
Jul'22	10000	10000	10000
Jun'23	10596	9895	10126
Jun'24	11126	10163	10613
Jun'25	12081	10775	11187
Jun'26	12782	11187	11550

Average Annual Return [Table Text Block]
Table Summary
.	1 YR	Since Inception (July 11, 2022)
RiverNorth Market Neutral ETF - NAV	5.81%	6.38%
ICE BofA US Broad Market Index	3.83%	2.87%
ICE BofA US Treasuries 0-3 Years Index	3.24%	3.70%

Performance Inception Date	Jul. 11, 2022
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 7,146,310
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 26,851
InvestmentCompanyPortfolioTurnover	92.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$7,146,310
# of Portfolio Holdings	191
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$26,851

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Rights	1.02%
Warrants	1.34%
Money Market Funds	15.68%
Special Purpose Acquisition Companies (SPACS)	81.96%

COUNTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Sweden	0.08%
British Virgin Islands	1.37%
United States	17.13%
Cayman Islands	81.42%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

Effective July 9, 2026, the name of the Fund was changed from the RiverNorth Enhanced Pre-Merger SPAC ETF to RiverNorth Market Neutral ETF and the ticker was changed from SPCZ to RNMN. The Fund revised its investment strategy to provide exposure to a wider range of investments, changed its investment objective, and discontinued its investment policy to invest 80% of its net assets in pre-merger SPACs.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	Effective July 9, 2026, the name of the Fund was changed from the RiverNorth Enhanced Pre-Merger SPAC ETF to RiverNorth Market Neutral ETF and the ticker was changed from SPCZ to RNMN. The Fund revised its investment strategy to provide exposure to a wider range of investments, changed its investment objective, and discontinued its investment policy to invest 80% of its net assets in pre-merger SPACs.
C000260042
Shareholder Report [Line Items]
Fund Name	TRUESHARES PATRIOT DEFENSE ETF
Trading Symbol	FLDZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Patriot Defense ETF (formerly known as RiverNorth Patriot ETF) (the "Fund" or "FLDZ") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/fldz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/fldz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Patriot Defense ETF	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/fldz/ for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	TrueShares Patriot Defense ETF - NAV	S&P 500® Total Return Index	S&P 900® Total Return Index
Dec'21	10000	10000	10000
Jun'22	8347	8004	8007
Jun'23	9187	9572	9566
Jun'24	10505	11923	11854
Jun'25	12043	13731	13601
Jun'26	13224	16796	16663

Average Annual Return [Table Text Block]
Table Summary
.	1 YR	Since Inception (December 31, 2021)
TrueShares Patriot Defense ETF - NAV	9.80%	6.41%
S&P 500 Total Return Index	22.32%	12.23%
S&P 900 Total Return Index	22.52%	12.03%

Performance Inception Date	Dec. 31, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 4,065,846
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 13,508
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$4,065,846
# of Portfolio Holdings	317
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$13,508

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Renewable Energy	0.46%
Money Market Funds	0.76%
Telecommunications	1.02%
Industrial Products	1.32%
Consumer Staple Products	1.46%
Materials	1.90%
Consumer Discretionary Products	2.71%
Insurance	2.95%
Media	3.50%
Software & Tech Services	3.59%
Retail & Wholesale - Staples	3.98%
Financial Services	4.96%
Consumer Discretionary Services	5.27%
Retail & Wholesale - Discretionary	5.49%
Banking	7.52%
Real Estate	8.20%
Industrial Services	10.22%
Oil & Gas	10.28%
Utilities	11.76%
Health Care	12.65%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

Effective July 9, 2026, the name of the Fund was changed from RiverNorth Patriot ETF to TrueShares Patriot Defense ETF. The Fund revised its investment strategy to provide exposure to a wider range of defense companies and adopted an investment policy to invest at least 80% of its net assets (plus borrowings for investment purposes) in defense companies.  Additionally, the Fund changed its sub-classification from diversified to non-diversified and adopted a policy to concentrate (i.e., invest more than 25% of its total assets) its investments in the aerospace and defense industry.   Also effective July 9, 2026, RiverNorth Capital Management, LLC no longer serves as sub-adviser to the Fund and the management fee was reduced from 0.70% to 0.40%.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	Effective July 9, 2026, the name of the Fund was changed from RiverNorth Patriot ETF to TrueShares Patriot Defense ETF. The Fund revised its investment strategy to provide exposure to a wider range of defense companies and adopted an investment policy to invest at least 80% of its net assets (plus borrowings for investment purposes) in defense companies. Additionally, the Fund changed its sub-classification from diversified to non-diversified and adopted a policy to concentrate (i.e., invest more than 25% of its total assets) its investments in the aerospace and defense industry. Also effective July 9, 2026, RiverNorth Capital Management, LLC no longer serves as sub-adviser to the Fund and the management fee was reduced from 0.70% to 0.40%.
C000260043
Shareholder Report [Line Items]
Fund Name	POLEN DIVIDEND INCOME ETF
Trading Symbol	DIVZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Polen Dividend Income ETF (formerly known as The Opal Dividend Income ETF) (the "Fund" or "DIVZ") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/divz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/divz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Polen Dividend Income ETF	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/divz/ for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	Polen Dividend Income ETF - NAV	S&P 500® Total Return Index	MSCI USA High Dividend Yield USD Risk Premia Index
Jan'21	10000	10000	10000
Jun'21	11460	11532	11099
Jun'22	11814	10308	10689
Jun'23	11971	12328	11019
Jun'24	13570	15355	12038
Jun'25	16185	17683	12876
Jun'26	17766	21631	14886

Average Annual Return [Table Text Block]
Table Summary
.	1 YR	5 YRS	Since Inception (January 27, 2021)
Polen Dividend Income ETF - NAV	9.77%	9.16%	11.18%
S&P 500 Total Return Index	22.32%	13.41%	15.29%
MSCI USA High Dividend Yield USD Risk Premia Index	15.61%	6.05%	7.61%

Performance Inception Date	Jan. 27, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 267,738,878
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 764,873
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$267,738,878
# of Portfolio Holdings	30
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$764,873

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	2.13%
Insurance	2.81%
Industrial Products	3.07%
Tech Hardware & Semiconductors	3.25%
Retail & Wholesale - Discretionary	3.86%
Telecommunications	5.23%
Financial Services	5.99%
Industrial Services	7.04%
Utilities	13.26%
Oil & Gas	14.41%
Health Care	19.32%
Consumer Staple Products	19.63%

COUNTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
United Kingdom	3.87%
Canada	5.67%
United States	90.46%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

On March 18, 2026, the Board of Trustees approved a Plan of Reorganization wherein net assets of Polen Dividend Income ETF (the "Target Fund") would be acquired by Polen Dividend Income ETF, a series of RBB Fund Trust (the "Acquiring Fund") in exchange for shares of the Acquiring Fund of equal value, and the Target Fund would be liquidated and dissolved. Subject to shareholder approval of the reorganization, the Adviser will no longer serve as the Acquiring Fund's investment adviser. The Target Fund's sub-adviser, Opal Capital LLC, will serve as the Acquiring Fund's investment adviser, and Polen Capital Management LLC will serve as the Acquiring Fund's sub-adviser. A meeting of the shareholders of the Target Fund has been scheduled for September 4, 2026, to vote on approving the reorganization, which is anticipated to occur on or around September 14, 2026.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	On March 18, 2026, the Board of Trustees approved a Plan of Reorganization wherein net assets of Polen Dividend Income ETF (the "Target Fund") would be acquired by Polen Dividend Income ETF, a series of RBB Fund Trust (the "Acquiring Fund") in exchange for shares of the Acquiring Fund of equal value, and the Target Fund would be liquidated and dissolved. Subject to shareholder approval of the reorganization, the Adviser will no longer serve as the Acquiring Fund's investment adviser. The Target Fund's sub-adviser, Opal Capital LLC, will serve as the Acquiring Fund's investment adviser, and Polen Capital Management LLC will serve as the Acquiring Fund's sub-adviser. A meeting of the shareholders of the Target Fund has been scheduled for September 4, 2026, to vote on approving the reorganization, which is anticipated to occur on or around September 14, 2026.
C000260045
Shareholder Report [Line Items]
Fund Name	TRUESHARES EAGLE GLOBAL NEXT GEN POWER INFRASTRUCTURE ETF
Trading Symbol	PWRZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Eagle Global Next Gen Power Infrastructure ETF (formerly known as TrueShares Eagle Global Renewable Energy Income ETF) (the "Fund" or "PWRZ") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/pwrz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/pwrz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Eagle Global Next Gen Power Infrastructure ETF	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/pwrz/ for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	TrueShares Eagle Global Next Gen Power Infrastructure ETF - NAV	MSCI World Net Total Return Index	S&P Global Infrastructure Total Return Index
Dec'22	10000	10000	10000
Jun'23	10005	11225	10218
Jun'24	9187	13492	10935
Jun'25	10434	15685	13969
Jun'26	13713	19032	16315

Average Annual Return [Table Text Block]
Table Summary
.	1 YR	Since Inception (December 8, 2022)
TrueShares Eagle Global Next Gen Power Infrastructure ETF - NAV	31.42%	9.28%
MSCI World Net Total Return Index	21.34%	19.82%
S&P Global Infrastructure Total Return Index	16.79%	14.75%

Performance Inception Date	Dec. 08, 2022
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 5,952,113
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 15,675
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$5,952,113
# of Portfolio Holdings	24
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$15,675

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	0.95%
Industrial Services	3.80%
Financial Services	6.64%
Utilities	88.61%

COUNTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Portugal	1.86%
Bermuda	2.81%
Austria	3.05%
Canada	3.18%
Finland	3.50%
Denmark	4.34%
United Kingdom	7.07%
Italy	7.87%
Germany	8.66%
Spain	12.13%
United States	45.53%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

Effective July 9, 2026, the name of the Fund was changed from TrueShares Eagle Global Renewable Energy Income ETF to TrueShares Eagle Global Next Gen Power Infrastructure ETF and the ticker was changed from RNWZ to PWRZ. The Fund's listing exchange was updated from NYSE Arca, Inc. to Cboe BZX Exchange, Inc. Additionally, as of that same date, the Fund’s 80% investment policy was replaced with a policy to invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in companies focused on Next Gen Power Infrastructure. The Fund revised its strategy to focus on next generation power infrastructure companies.

Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	Effective July 9, 2026, the name of the Fund was changed from TrueShares Eagle Global Renewable Energy Income ETF to TrueShares Eagle Global Next Gen Power Infrastructure ETF and the ticker was changed from RNWZ to PWRZ. The Fund's listing exchange was updated from NYSE Arca, Inc. to Cboe BZX Exchange, Inc. Additionally, as of that same date, the Fund’s 80% investment policy was replaced with a policy to invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in companies focused on Next Gen Power Infrastructure. The Fund revised its strategy to focus on next generation power infrastructure companies.
C000259963
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (APRIL) ETF
Trading Symbol	APRZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (April) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/aprz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/aprz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (April) ETF	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/aprz/ for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	TrueShares Structured Outcome (April) ETF - NAV	S&P 500® Total Return Index
Mar'21	10000	10000
Jun'21	10516	10855
Jun'22	9677	9703
Jun'23	11591	11604
Jun'24	13758	14453
Jun'25	15133	16645
Jun'26	17519	20361

Average Annual Return [Table Text Block]
Table Summary
.	1 YR	5 YRS	Since Inception (March 31, 2021)
TrueShares Structured Outcome (April) ETF - NAV	15.77%	10.75%	11.27%
S&P 500 Total Return Index	22.32%	13.41%	14.51%

Performance Inception Date	Mar. 31, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 32,695,541
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 85,157
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$32,695,541
# of Portfolio Holdings	11
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$85,157

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	0.09%
Purchased Options	12.40%
U.S. Treasury Obligations	87.51%

Material Fund Change [Text Block]
C000259967
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (AUGUST) ETF
Trading Symbol	AUGZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (August) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/augz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/augz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (August) ETF	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/augz/ for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	TrueShares Structured Outcome (August) ETF - NAV	S&P 500® Total Return Index
Jul'20	10000	10000
Jun'21	12427	13328
Jun'22	11917	11913
Jun'23	13334	14247
Jun'24	15795	17746
Jun'25	17466	20437
Jun'26	20282	24999

Average Annual Return [Table Text Block]
Table Summary
.	1 YR	5 YRS	Since Inception (July 31, 2020)
TrueShares Structured Outcome (August) ETF - NAV	16.12%	10.29%	12.70%
S&P 500 Total Return Index	22.32%	13.41%	16.75%

Performance Inception Date	Jul. 31, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 41,014,250
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 156,692
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$41,014,250
# of Portfolio Holdings	14
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$156,692

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	0.06%
Purchased Options	12.29%
U.S. Treasury Obligations	87.65%

Material Fund Change [Text Block]
C000259968
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (DECEMBER) ETF
Trading Symbol	DECZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (December) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/decz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/decz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (December) ETF	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/decz/ for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	TrueShares Structured Outcome (December) ETF - NAV	S&P 500® Total Return Index
Nov'20	10000	10000
Jun'21	11332	11968
Jun'22	10557	10698
Jun'23	12458	12794
Jun'24	14676	15936
Jun'25	16248	18352
Jun'26	18873	22449

Average Annual Return [Table Text Block]
Table Summary
.	1 YR	5 YRS	Since Inception (November 30, 2020)
TrueShares Structured Outcome (December) ETF - NAV	16.15%	10.74%	12.05%
S&P 500 Total Return Index	22.32%	13.41%	15.59%

Performance Inception Date	Nov. 30, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 36,293,146
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 204,960
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$36,293,146
# of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$204,960

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	0.08%
Purchased Options	10.06%
U.S. Treasury Obligations	89.86%

Material Fund Change [Text Block]
C000259969
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (FEBRUARY) ETF
Trading Symbol	FEBZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (February) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/febz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/febz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (February) ETF	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/febz/ for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	TrueShares Structured Outcome (February) ETF - NAV	S&P 500® Total Return Index
Jan'21	10000	10000
Jun'21	11086	11643
Jun'22	10304	10407
Jun'23	12326	12446
Jun'24	14428	15502
Jun'25	15919	17853
Jun'26	18457	21838

Average Annual Return [Table Text Block]
Table Summary
.	1 YR	5 YRS	Since Inception (January 29, 2021)
TrueShares Structured Outcome (February) ETF - NAV	15.95%	10.73%	11.98%
S&P 500 Total Return Index	22.32%	13.41%	15.51%

Performance Inception Date	Jan. 29, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 30,257,580
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 71,633
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$30,257,580
# of Portfolio Holdings	12
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$71,633

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	0.10%
Purchased Options	8.33%
U.S. Treasury Obligations	91.57%

Material Fund Change [Text Block]
C000259970
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (JANUARY) ETF
Trading Symbol	JANZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (January) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/janz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/janz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (January) ETF	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/janz/ for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	TrueShares Structured Outcome (January) ETF - NAV	S&P 500® Total Return Index
Dec'20	10000	10000
Jun'21	11251	11525
Jun'22	10459	10302
Jun'23	12083	12320
Jun'24	14274	15346
Jun'25	15738	17672
Jun'26	18297	21618

Average Annual Return [Table Text Block]
Table Summary
.	1 YR	5 YRS	Since Inception (December 31, 2020)
TrueShares Structured Outcome (January) ETF - NAV	16.26%	10.21%	11.62%
S&P 500 Total Return Index	22.32%	13.41%	15.06%

Performance Inception Date	Dec. 31, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 40,908,103
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 266,108
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$40,908,103
# of Portfolio Holdings	10
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$266,108

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	2.69%
Purchased Options	10.59%
U.S. Treasury Obligations	86.72%

Material Fund Change [Text Block]
C000259971
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (JULY) ETF
Trading Symbol	JULZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (July) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/julz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/julz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (July) ETF	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/julz/ for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	TrueShares Structured Outcome (July) ETF - NAV	S&P 500® Total Return Index
Jun'20	10000	10000
Jun'21	13026	14079
Jun'22	12542	12585
Jun'23	14166	15051
Jun'24	16789	18746
Jun'25	18592	21589
Jun'26	21701	26409

Average Annual Return [Table Text Block]
Table Summary
.	1 YR	5 YRS	Since Inception (June 30, 2020)
TrueShares Structured Outcome (July) ETF - NAV	16.72%	10.75%	13.78%
S&P 500 Total Return Index	22.32%	13.41%	17.57%

Performance Inception Date	Jun. 30, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 33,087,687
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 97,355
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$33,087,687
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$97,355

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	0.12%
Purchased Options	7.94%
U.S. Treasury Obligations	91.94%

Material Fund Change [Text Block]
C000259972
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (JUNE) ETF
Trading Symbol	JUNZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (June) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/junz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/junz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (June) ETF	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/junz/ for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	TrueShares Structured Outcome (June) ETF - NAV	S&P 500® Total Return Index
May'21	10000	10000
Jun'21	10182	10233
Jun'22	9374	9147
Jun'23	10572	10939
Jun'24	12467	13626
Jun'25	13695	15692
Jun'26	16019	19195

Average Annual Return [Table Text Block]
Table Summary
.	1 YR	5 YRS	Since Inception (May 28, 2021)
TrueShares Structured Outcome (June) ETF - NAV	16.98%	9.49%	9.70%
S&P 500 Total Return Index	22.32%	13.41%	13.67%

Performance Inception Date	May 28, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 31,537,314
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 74,094
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$31,537,314
# of Portfolio Holdings	3
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$74,094

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	0.06%
Purchased Options	6.27%
U.S. Treasury Obligations	93.67%

Material Fund Change [Text Block]
C000259973
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (MARCH) ETF
Trading Symbol	MARZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (March) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/marz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/marz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (March) ETF	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/marz/ for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	TrueShares Structured Outcome (March) ETF - NAV	S&P 500® Total Return Index
Feb'21	10000	10000
Jun'21	10808	11330
Jun'22	9830	10127
Jun'23	11619	12112
Jun'24	13742	15086
Jun'25	15132	17374
Jun'26	17548	21252

Average Annual Return [Table Text Block]
Table Summary
.	1 YR	5 YRS	Since Inception (February 26, 2021)
TrueShares Structured Outcome (March) ETF - NAV	15.96%	10.18%	11.11%
S&P 500 Total Return Index	22.32%	13.41%	15.16%

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 35,608,235
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 85,649
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$35,608,235
# of Portfolio Holdings	14
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$85,649

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	0.08%
Purchased Options	9.42%
U.S. Treasury Obligations	90.50%

Material Fund Change [Text Block]
C000259974
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (MAY) ETF
Trading Symbol	MAYZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (May) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/mayz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/mayz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (May) ETF	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/mayz/ for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	TrueShares Structured Outcome (May) ETF - NAV	S&P 500® Total Return Index
Apr'21	10000	10000
Jun'21	10212	10305
Jun'22	9237	9211
Jun'23	10369	11016
Jun'24	12208	13721
Jun'25	13515	15801
Jun'26	15843	19329

Average Annual Return [Table Text Block]
Table Summary
.	1 YR	5 YRS	Since Inception (April 30, 2021)
TrueShares Structured Outcome (May) ETF - NAV	17.22%	9.18%	9.31%
S&P 500 Total Return Index	22.32%	13.41%	13.60%

Performance Inception Date	Apr. 30, 2021
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 34,653,031
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 79,025
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$34,653,031
# of Portfolio Holdings	8
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$79,025

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	0.09%
Purchased Options	8.52%
U.S. Treasury Obligations	91.39%

Material Fund Change [Text Block]
C000259964
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (NOVEMBER) ETF
Trading Symbol	NOVZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (November) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/novz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/novz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (November) ETF	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/novz/ for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	TrueShares Structured Outcome (November) ETF - NAV	S&P 500® Total Return Index
Oct'20	10000	10000
Jun'21	12347	13278
Jun'22	11659	11869
Jun'23	13566	14194
Jun'24	16087	17680
Jun'25	17760	20361
Jun'26	20646	24906

Average Annual Return [Table Text Block]
Table Summary
.	1 YR	5 YRS	Since Inception (October 30, 2020)
TrueShares Structured Outcome (November) ETF - NAV	16.25%	10.83%	13.65%
S&P 500 Total Return Index	22.32%	13.41%	17.48%

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 37,610,580
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 93,251
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$37,610,580
# of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$93,251

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	0.08%
Purchased Options	7.33%
U.S. Treasury Obligations	92.59%

Material Fund Change [Text Block]
C000259965
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (OCTOBER) ETF
Trading Symbol	OCTZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (October) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/octz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/octz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (October) ETF	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/octz/ for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	TrueShares Structured Outcome (October) ETF - NAV	S&P 500® Total Return Index
Sep'20	10000	10000
Jun'21	12129	12925
Jun'22	11372	11553
Jun'23	13180	13817
Jun'24	15566	17210
Jun'25	17200	19819
Jun'26	19985	24244

Average Annual Return [Table Text Block]
Table Summary
.	1 YR	5 YRS	Since Inception (September 30, 2020)
TrueShares Structured Outcome (October) ETF - NAV	16.19%	10.50%	12.80%
S&P 500 Total Return Index	22.32%	13.41%	16.66%

Performance Inception Date	Sep. 30, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 42,464,360
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 182,115
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$42,464,360
# of Portfolio Holdings	15
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$182,115

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	0.09%
Purchased Options	10.53%
U.S. Treasury Obligations	89.38%

Material Fund Change [Text Block]
C000259966
Shareholder Report [Line Items]
Fund Name	TRUESHARES STRUCTURED OUTCOME (SEPTEMBER) ETF
Trading Symbol	SEPZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Structured Outcome (September) ETF (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/sepz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/sepz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Structured Outcome (September) ETF	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/sepz/ for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	TrueShares Structured Outcome (September) ETF - NAV	S&P 500® Total Return Index
Aug'20	10000	10000
Jun'21	11870	12434
Jun'22	11375	11114
Jun'23	13178	13292
Jun'24	15593	16556
Jun'25	17191	19066
Jun'26	20041	23323

Average Annual Return [Table Text Block]
Table Summary
.	1 YR	5 YRS	Since Inception (August 31, 2020)
TrueShares Structured Outcome (September) ETF - NAV	16.58%	11.04%	12.66%
S&P 500 Total Return Index	22.32%	13.41%	15.63%

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 125,947,432
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 454,463
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$125,947,432
# of Portfolio Holdings	13
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$454,463

Holdings [Text Block]

INVESTMENT TYPE

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	0.07%
Purchased Options	12.69%
U.S. Treasury Obligations	87.24%

Material Fund Change [Text Block]
C000260046
Shareholder Report [Line Items]
Fund Name	TRUESHARES TECHNOLOGY, AI & DEEP LEARNING ETF
Trading Symbol	LRNZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the TrueShares Technology, AI & Deep Learning ETF (the "Fund" or "LRNZ") for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/etf/lrnz/ for additional information.
Additional Information Phone Number	877-774-TRUE (8783)
Additional Information Email	info@true-shares.com
Additional Information Website	https://www.true-shares.com/etf/lrnz/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Technology, AI & Deep Learning ETF	$40	0.68%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.68%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/etf/lrnz/ for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	TrueShares Technology, AI & Deep Learning ETF - NAV	NASDAQ Composite Total Return Index
Feb'20	10000	10000
Jun'20	13465	11782
Jun'21	18274	17111
Jun'22	10822	13102
Jun'23	12785	16527
Jun'24	15820	21421
Jun'25	17888	24778
Jun'26	25830	32082

Average Annual Return [Table Text Block]
Table Summary
.	1 YR	5 YRS	Since Inception (February 28, 2020)
TrueShares Technology, AI & Deep Learning ETF - NAV	44.40%	7.17%	16.15%
NASDAQ Composite Total Return Index	29.48%	13.40%	20.20%

Performance Inception Date	Feb. 28, 2020
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 41,915,841
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 110,492
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$41,915,841
# of Portfolio Holdings	25
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$110,492

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market Funds	0.89%
Media	3.97%
Health Care	16.44%
Software & Tech Services	35.58%
Tech Hardware & Semiconductors	43.12%

COUNTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
United Kingdom	4.05%
Cayman Islands	4.30%
United States	91.65%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

Effective July 9, 2026, the Fund's listing exchange was updated from NYSE Arca, Inc. to Cboe BZX Exchange, Inc.
Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	Effective July 9, 2026, the Fund's listing exchange was updated from NYSE Arca, Inc. to Cboe BZX Exchange, Inc.